Note 8 - Revenue From Government Contract (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 300,677	$ 0	$ 300,677	$ 0	$ 0	$ 81,526
BARDA [Member] | Allucent [Member]
Government Assistance, Award Amount							$ 343,000,000
BARDA Contract [Member]
Government Assistance, Award Amount							24,300,000
BARDA Contract [Member] | Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 300,677		$ 300,677
BARDA Contract [Member] | Maximum [Member]
Government Assistance, Award Amount							$ 45,000,000